Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loan Servicing
Balance at beginning of year	$ 922,146	$ 939,577
Mortgage servicing rights capitalized	147,328	292,654
Mortgage servicing rights amortized	(225,404)	(256,435)
Change in valuation allowance	53,650	(53,650)
Balance at end of year	$ 897,720	$ 922,146